As filed with the Securities and Exchange Commission on 1/7/2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

F/m Emerald Special Situations ETF
SPIT (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the F/m Emerald Special Situations ETF (the “Fund”) for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.emeraldetfs.com/spit. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Special Situations ETF	$72	1.11%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,137,222
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	92%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(% of Net Assets)
Health Care	20.0%
Industrials	14.2%
Technology	11.5%
Energy	10.0%
Consumer Discretionary	7.1%
Telecommunications	4.6%
Utilities	2.3%
Financials	2.0%
Basic Materials	1.2%
Cash & Other	27.1%

Top 10 Holdings	(% of Net Assets)
F/m US Treasury 6 Month Bill ETF	27.0%
Guardant Health, Inc.	4.0%
Credo Technology Group Holding Ltd.	3.8%
TETRA Technologies, Inc.	3.6%
Bloom Energy Corp.	3.5%
Arlo Technologies, Inc.	2.9%
Lumentum Holdings, Inc.	2.9%
Solaris Energy Infrastructure, Inc.	2.7%
TransMedics Group, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.6%
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective as of close of business on October 3, 2025, Emerald Insights Fund was reorganized into the Fund.
Changes to the Fund’s Principal Investment Strategy:
The Fund will operate as an actively-managed ETF and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in equity securities of companies experiencing unique, idiosyncratic situations and transformations (“Special Situations”).
F/m Emerald Special Situations ETF	PAGE 1	TSR-SAR-74933W114

Changes to Fund’s Principal Risks:
The Fund is subject to additional risks that its predecessor fund was not subject to, including risks related to the Fund’s ETF structure and investments in companies experiencing unique, idiosyncratic situations and transformations.  For a complete description of the risks of an investment in the Fund, see the section in the Fund’s prospectus entitled “Principal Investment Risks.”
Changes to Fund’s Investment Adviser or Sub Adviser:
Prior to the reorganization, Emerald Mutual Fund Advisers Trust (“Emerald”) was the investment adviser to the predecessor fund. Effective as of close of business on October 3, 2025, F/m Investments is the adviser to the Fund, with Emerald serving as sub-adviser.
Changes to Shareholder Fees (fees paid directly from your investment):
The Fund has a unitary fee that is computed and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/spit.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Special Situations ETF	PAGE 2	TSR-SAR-74933W114

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

F/m Emerald Special Situations ETF | (SPIT)

a series of The RBB Fund, Inc.

Financial Statements
October 31, 2025
(Unaudited)

F/m Emerald Special Situations ETF

Schedule of Investments

October 31, 2025 (Unaudited)

	SHARES	Value
COMMON STOCKS — 72.9%
Basic Materials — 1.2%
General Mining — 1.2%
MP Materials Corp. (a)	3,677	$231,982

Consumer Discretionary — 7.1%
Casinos and Gambling — 1.9%
Genius Sports Ltd. (a)	31,041	349,522

Consumer Electronics — 2.9%
Arlo Technologies, Inc. (a)	28,928	559,467

Electronic Entertainment — 2.3%
Take-Two Interactive Software, Inc. (a)	1,718	440,444
Total Consumer Discretionary		1,349,433

Energy — 10.0%
Oil Equipment and Services — 7.8%
Golar LNG Ltd.	6,934	284,641
Solaris Energy Infrastructure, Inc.	9,846	524,103
TETRA Technologies, Inc. (a)	97,972	691,682
		1,500,426
Renewable Energy Equipment — 2.2%
American Superconductor Corp. (a)	6,927	410,286
Total Energy		1,910,712

Financials — 2.0%
Investment Services — 0.6%
Robinhood Markets, Inc. - Class A (a)	762	111,846

Property and Casualty Insurance — 1.4%
Palomar Holdings, Inc. (a)	2,338	266,556
Total Financials		378,402

Health Care — 20.0%
Biotechnology — 13.0%
ACADIA Pharmaceuticals, Inc. (a)	12,519	284,181
Biogen, Inc. (a)	2,363	364,540
Bridgebio Pharma, Inc. (a)	4,957	310,507
Guardant Health, Inc. (a)	8,301	772,159
Insmed, Inc. (a)	1,654	313,598
Korro Bio, Inc. (a)	3,663	149,853
Soleno Therapeutics, Inc. (a)	4,426	297,250
		2,492,088
Medical Equipment — 5.0%
LivaNova PLC (a)	8,549	$449,934
TransMedics Group, Inc. (a)	3,902	513,269
		963,203
Pharmaceuticals — 2.0%
Travere Therapeutics, Inc. (a)	10,711	376,599
Total Health Care		3,831,890

Industrials — 14.2%
Building: Climate Control — 1.9%
Modine Manufacturing Co. (a)	2,316	354,834

Commercial Vehicle-Equipment Leasing — 2.4%
FTAI Aviation Ltd.	2,644	457,148

Defense — 6.4%
AeroVironment, Inc. (a)	901	333,289
BWX Technologies, Inc.	1,843	393,683
Kratos Defense & Security Solutions, Inc. (a)	5,544	502,286
		1,229,258
Machinery: Specialty — 3.5%
Bloom Energy Corp. - Class A (a)	5,087	672,298
Total Industrials		2,713,538

Technology — 11.5%
Semiconductors — 9.4%
Broadcom, Inc.	1,166	430,989
Credo Technology Group Holding Ltd. (a)	3,835	719,523
indie Semiconductor, Inc. - Class A (a)	78,974	424,880
SkyWater Technology, Inc. (a)	13,442	235,033
		1,810,425
Software — 2.1%
MongoDB, Inc. (a)	1,112	400,120
Total Technology		2,210,545

Telecommunications — 4.6%
Telecommunications Equipment — 4.6%
InterDigital, Inc.	918	332,279
Lumentum Holdings, Inc. (a)	2,737	551,670
Total Telecommunications		883,949

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Schedule of Investments (Concluded)

October 31, 2025 (Unaudited)

	SHARES	Value
Utilities — 2.3%
Gas Distribution — 2.3%
Excelerate Energy, Inc. - Class A	17,143	$444,175
TOTAL COMMON STOCKS (Cost $9,658,751)		13,954,626

EXCHANGE TRADED FUNDS — 27.0%
F/m US Treasury 6 Month Bill ETF (b)(c)	102,971	5,170,174
TOTAL EXCHANGE TRADED FUNDS (Cost $5,161,194)		5,170,174

TOTAL INVESTMENTS — 99.9% (Cost $14,819,945)		19,124,800
Other Assets in Excess of Liabilities — 0.1%		12,422
TOTAL NET ASSETS — 100.0%		$19,137,222

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statement of Assets and Liabilities

October 31, 2025 (Unaudited)

F/m Emerald Special Situations ETF
ASSETS:
Investments in unaffiliated securities, at value	$13,954,626
Investments in affiliated securities, at value	5,170,174
Cash - interest bearing deposit account	1,076
Dividends receivable	234
Interest receivable	165
Prepaid expenses and other assets	20,201
Total assets	19,146,476

LIABILITIES:
Payable to adviser	4,282
Payable for distribution and shareholder servicing fees	1,685
Payable for expenses and other liabilities	3,287
Total liabilities	9,254
NET ASSETS	$19,137,222

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$675
Additional paid-in capital	3,829,031
Total distributable earnings	15,307,516
Total net assets	$19,137,222

Net assets	$19,137,222
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	675,261
Net asset value per share	$28.34

COST:
Investments in unaffiliated securities, at cost	$9,658,751
Investments in affiliated securities, at cost	$5,161,194

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statement of Operations

FOR THE SIX MONTHS ENDED October 31, 2025 (Unaudited)

F/m Emerald Special Situations ETF
INVESTMENT INCOME:
Dividend income	$27,943
Interest income	4,351
Total investment income	32,294

EXPENSES:
Investment advisory fee	87,377
Federal and state registration fees	34,750
Transfer agent fees	17,837
Distribution and service fees
Class A	15,296
Class C	108
Institutional Class	1,217
Investor Class	1,649
Fund administration and accounting fees	14,733
Audit fees	5,847
Reports to shareholders	3,973
Custodian fees	2,280
Legal fees	2,106
Compliance fees	770
Trustees’ fees	684
Principal financial officer fee	131
Total expenses	188,758
Expense reimbursement by Adviser	(78,563)
Net expenses	110,195
NET INVESTMENT LOSS	(77,901)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	4,258,572
Investments in affiliated securities	(22)
In-kind redemptions in unaffiliated securities	7,277,967
In-kind redemptions in affiliated securities	112
Net realized gain (loss)	11,536,629
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,495,173)
Investments in affiliated securities	8,980
Net change in unrealized appreciation (depreciation)	(2,486,193)
Net realized and unrealized gain (loss)	9,050,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,972,535

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS Ended October 31, 2025 (Unaudited)(a)	FOR THE Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$(77,901)	$(181,597)
Net realized gain (loss)	11,536,629	2,164,153
Net change in unrealized appreciation (depreciation)	(2,486,193)	(304,296)
Net increase (decrease) in net assets from operations	8,972,535	1,678,260

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings
Class A	(1,076,200)	(111,526)
Class C	(3,062)	(217)
Institutional Class	(401,548)	(32,071)
Investor Class	(97,348)	(6,191)
Total distributions to shareholders	(1,578,158)	(150,005)

Capital Transactions:
Class A
Shares sold	26,885	219,036
Shares issued in reinvestment of distributions	1,060,474	111,383
Shares redeemed	(5,437,998)	(2,542,937)
Shares redeemed from exchange to Institutional Class	(13,909,253)	—
Net increase (decrease) in net assets from capital transactions	(18,259,892)	(2,212,518)
Class C
Shares sold	740	2,068
Shares issued in reinvestment of distributions	661	64
Shares redeemed	(1,737)	(3,364)
Shares redeemed from exchange to Institutional Class	(32,457)	—
Net increase (decrease) in net assets from capital transactions	(32,793)	(1,232)
Institutional Class
Shares sold	11,181,133	329,222
Proceeds from Class A, Class C and Investor Class exchange	15,193,008	—
Shares issued in reinvestment of distributions	392,353	31,484
Shares redeemed	(14,116,324)	(1,509,683)
Net increase (decrease) in net assets from capital transactions	12,650,170	(1,148,977)
Investor Class
Shares sold	60,267	40,227
Shares issued in reinvestment of distributions	91,511	5,816
Shares redeemed	(49,855)	(32,782)
Shares redeemed from exchange to Institutional Class	(1,251,298)	—
Net increase (decrease) in net assets from capital transactions	(1,149,375)	13,261

NET INCREASE (DECREASE) IN NET ASSETS	602,487	(1,821,211)

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets (continued)

	FOR THE SIX MONTHS Ended October 31, 2025 (Unaudited)(a)	FOR THE Year Ended April 30, 2025
NET ASSETS:
Beginning of the period	$18,534,735	20,355,946
End of the period	$19,137,222	$18,534,735

SHARES TRANSACTIONS
Class A
Shares sold	1,144	11,939
Shares issued in reinvestment of distributions	47,427	5,288
Shares redeemed	(234,960)	(131,547)
Shares exchanged into Institutional Class	(559,910)	—
Net increase (decrease) in shares outstanding	(746,299)	(114,320)
Class C
Shares sold	34	105
Shares issued in reinvestment of distributions	33	3
Shares redeemed	(84)	(175)
Shares exchanged into Institutional Class	(1,456)	—
Net increase (decrease) in shares outstanding	(1,473)	(67)
Institutional Class
Shares sold	419,627	17,108
Shares exchanged from Class A, Class C and Investor Class	584,247	—
Shares issued in reinvestment of distributions	16,774	1,436
Shares redeemed	(531,784)	(72,873)
Net increase (decrease) in shares outstanding	488,864	(54,329)
Investor Class
Shares sold	2,761	2,001
Shares issued in reinvestment of distributions	4,141	279
Shares redeemed	(2,252)	(1,557)
Shares exchanged into Institutional Class	(50,958)	—
Net increase (decrease) in shares outstanding	(46,308)	723

(a)

Effective as of close of business October 3, 2025 the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund. The Fund currently offers only one class of shares.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

		Year ended April 30,
	Six months Ended October 31, 2025 (Unaudited)*	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$19.56	$18.28	$14.49	$15.64	$20.67	$12.37

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.13)	(0.09)	(0.07)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	10.96	1.54	3.88	(0.43)	(2.05)	10.01
Total from investment operations	10.87	1.41	3.79	(0.50)	(2.17)	9.91

LESS DISTRIBUTIONS FROM:
Net realized gains	(2.09)	(0.13)	—	(0.65)	(2.86)	(1.61)
Total distributions	(2.09)	(0.13)	—	(0.65)	(2.86)	(1.61)
Net asset value, end of period	$28.34	$19.56	$18.28	$14.49	$15.64	$20.67

TOTAL RETURN(c)	57.82%	7.65%	26.16%	(3.40)%	(12.51)%	82.62%

SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$19,137	$3,645	$4,400	$3,657	$4,340	$3,658
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.90%	1.54%	1.71%	1.65%	1.42%	1.60%
After expense reimbursement/ recoupment(e)	1.11%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets(e)	(0.78)%	(0.60)%	(0.53)%	(0.51)%	(0.62)%	(0.57)%
Portfolio turnover rate(c)(f)	92%	65%	61%	64%	70%	89%

*

Effective as of close of business October 3, 2025 the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund. Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund.

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Notes to Financial Statements

October 31, 2025 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty active investment portfolios, including the F/m Emerald Special Situations ETF (the “Fund”).

Effective September 19, 2025 (the “Conversion Date”), the outstanding Class A shares, Class C shares and Investor Class shares of the Predecessor Fund (as defined below) were converted into Institutional Class shares (the “Class Conversion”). The Class Conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses.

	SHARES OUTSTANDING	NET ASSETS	NAV PER SHARE	CONVERSION RATIO
Class A Shares	559,910	$13,909,253	$24.84	0.955
Class C Shares	1,456	32,457	22.29	0.857
Investor Class	50,958	1,251,298	24.56	0.944
Institutional Class (before conversion)	205,534	5,344,807	26.00
Institutional Class (after conversion)	789,781	20,537,815	26.00

Effective as of the close of business on October 3, 2025, the Emerald Insights Fund (the “Predecessor Fund”), a separate series of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust, was reorganized into the Fund as a new series of RBB in a tax-free reorganization (the “Reorganization”). The Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund, which were distributed pro rata by the Predecessor Fund to its shareholders in a complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished by shareholders of the Predecessor Fund on September 11, 2025. The Predecessor Fund commenced operations on August 1, 2014. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund, and, upon the closing of the Reorganization, all shareholders of the Predecessor Fund received Fund shares as described in the Agreement and Plan of Reorganization. The Fund currently offers only one class of shares.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization,the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized depreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation	Fund Shares Outstanding
$17,249,140	$18,579,520	$7,839,238	$10,740,282	655,320

The investment objective of the Fund is to seek long-term growth through capital appreciation.

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is October 31, 2025, and the period covered by these Notes to Financial Statements is the six months ended October 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

Investments:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$13,954,626	$—	$—	$13,954,626
Exchange Traded Funds	5,170,174	—	—	5,170,174
Total Investments	$19,124,800	$—	$—	$19,124,800

Refer to the Schedule of Investments for further disaggregation of investment categories.

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, quarterly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Cash and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

SPECIAL SITUATIONS INVESTMENTS - The Fund will invest primarily in equity securities of companies experiencing unique, idiosyncratic situations and transformations (“Special Situations”), such as mergers, reorganizations or other unusual events expected to affect a particular issuer. The particular development (actual or prospective) which may qualify a security as a Special Situation may be one of many different types. Such developments may include, among others: a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a Special Situation. There is a risk that the Special Situation might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective as of the close of business on October 3, 2025, F/m Investments LLC (“the Adviser”), serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

Adviser with a unitary management fee for its services at an annual rate of 0.89% of the Fund’s average daily net assets. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Prior to the close of business on October 3, 2025, pursuant to an investment advisory agreement with Emerald Mutual Fund Advisers Trust on behalf of Financial Investors Trust (the “Prior Advisory Agreement”), the Predecessor Fund compensated Emerald Mutual Fund Advisers Trust (the “Predecessor Adviser”) at an annual rate set forth below of the Predecessor Fund’s average daily net assets, paid on a monthly basis.

Average Total Net Assets Contractual Fee	Contractual Fee
Up to and including $250M	0.75%
Over $250M up to and including $500M	0.65%
Over $500M up to and including $750M	0.55%
Over $750M	0.45%

Prior to the close of business October 3, 2025, the Predecessor Adviser had contractually agreed to limit the Predecessor Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of the Predecessor Fund’s average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares. This agreement was in effect from September 1, 2024 through August 31, 2025.

Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

The Predecessor Adviser was permitted to recapture, on a class-by-class basis, expenses it had borne through the expense agreements to the extent that the Predecessor Fund’s expenses in later periods fell below the annual rates set forth in the expense agreements; provided, however, that such recapture payments did not cause the Predecessor Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Predecessor Fund was not obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. Fees waived/reimbursed by the Predecessor Adviser for the current fiscal period are disclosed in the Statement of Operations. Fees waived by the Predecessor Adviser prior to the Reorganization can no longer be recouped by the Adviser.

Emerald Mutual Fund Advisers Trust serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Sub-Adviser is paid a fee equal to the annual rate of 0.58% of the Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund).

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

Alps Fund Services, Inc. (“ALPS”) served as administrator to the Predecessor Fund through October 5, 2025 and the Fund had agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provided operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assisted in the Fund’s operations. Officers of the Predecessor Fund were employees of ALPS. Administration fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations. Effective October 6, 2025, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

ALPS provided services that assisted the Predecessor Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Predecessor Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and received an annual base fee. ALPS was reimbursed for certain out-of-pocket expenses by the Predecessor Fund. Compliance service fees paid by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations.

ALPS received an annual fee for providing principal financial officer services to the Predecessor Fund. Principal financial officer fees paid by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations.

ALPS served as transfer, dividend paying and shareholder servicing agent to the Predecessor Fund through October 5, 2025. Transfer agent fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations. Effective October 6, 2025, Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) served as distributor to the Predecessor Fund through October 5, 2025. Shares were sold on a continuous basis by ADI as agent for the Predecessor Fund, and ADI had agreed to use its best efforts to solicit orders for the sale of the Predecessor Fund’s shares, although it was not obliged to sell any particular amount of shares. ADI was not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Effective October 6, 2025, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

Prior to September 19, 2025, the Predecessor Fund had adopted a separate Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan allowed the Predecessor Fund to use the Predecessor Fund’s assets to pay fees in connection with the distribution and marketing of the Predecessor Fund’s shares and/or the provision of shareholder services to the Predecessor Fund’s shareholders. The Plan permitted payment for services in connection with the administration of plans or programs that use shares of the Predecessor Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Predecessor Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Predecessor Fund. The Plan permitted the Predecessor Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Payments made by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations.

Prior to September 19, 2025, the Predecessor Fund had adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, the Predecessor Fund was authorized to compensate certain financial intermediaries, including broker-dealers and Predecessor Fund affiliates which may include the Distributor, Predecessor Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Fund attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

Organizations (the “Agreement”). Each Agreement set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of the Predecessor Fund’s shareholders who had elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during the Predecessor Fund’s fiscal year for such service activities were reimbursed to the Predecessor Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statement of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the current fiscal period, are included as an offset to distribution and service fees as disclosed in the Statement of Operations.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$18,355,957
Sales of investment securities	23,833,308

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$794,123
Proceeds from in-kind sales of investment securities	10,085,123

4. FEDERAL INCOME TAX INFORMATION

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended April 30, 2025 was as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$—	$150,005	$150,005

As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED CAPITAL GAINS	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE- YEAR LOSS DEFERRAL
$—	$1,578,155	$6,506,947	$320,503	$70,597

During the fiscal year ended April 30, 2025, the Predecessor Fund utilized capital losses carried forward from the prior fiscal year, in the amount of $320,503. The Fund has elected to defer late year ordinary losses in the amount of $70,597 to the period ending April 30, 2026.

The cost basis of investments for federal income tax purposes at April 30, 2025,the Fund’s most recently completed fiscal period, were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$12,039,566	$7,483,933	$(976,986)	$6,506,947

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

October 31, 2025 (UNAUDITED)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of wash sales and passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of April 30, 2025, primarily attributable to the tax treatment of redemptions in-kind and the disallowance of net operating losses were reclassified among the following accounts:

DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
$(16,842)	$16,842

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant Agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

F/m Emerald Special Situations ETF

Notes to Financial Statements (CONCLUDED)

October 31, 2025 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	May 1, 2025		Additions		Reductions
Issuer Name	Share Balance	Fair Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m US Treasury 6 Month Bill ETF	$—	$—	$107,883	$5,407,357	$4,912	$246,253

	October 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value
F/m US Treasury 6 Month Bill ETF	$–	$–	$8,980	$90	$102,971	$5,170,174

7. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each series of the Company, including the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each series’ financial statements.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

F/m Emerald Special Situations ETF

OTHER INFORMATION

(UNAUDITED)

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.emeraldetfs.com/spit.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND OTHER ACTIONS IN CONNECTION WITH THE APPROVAL OF THE NEW F/M EMERALD SPECIAL SITUATIONS ETF

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments LLC (“F/m”) and the Company, on behalf of the new F/m Emerald Special Situations ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Company, F/m, and Emerald Mutual Fund Advisers Trust (“Emerald”) with respect to the Fund, at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflected the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by F/m and Emerald, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, and the Sub-Advisory Agreement among the Company, F/m and Emerald with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Independent Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of F/m or Emerald were present. The Directors considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m and Emerald; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s and Emerald’s investment philosophies and processes; (iv) F/m’s and Emerald’s assets under management and client descriptions; (v) F/m’s and Emerald’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s and Emerald’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s and Emerald’s compliance procedures; (viii) F/m’s and Emerald’s financial information and insurance coverage; (ix) F/m’s and Emerald’s estimated profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by F/m and Emerald. The Directors concluded that F/m and Emerald had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Directors noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the unitary fee.

F/m Emerald Special Situations ETF

OTHER INFORMATION

(UNAUDITED)

After reviewing the information regarding F/m’s and the Sub-Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m and the Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m and the investment sub-advisory fees to be paid by F/m to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

PROXY VOTING RESULTS

A special meeting of shareholders (the “Special Meeting”) of the Predecessor Fund was held on September 11, 2025.

At the Special Meeting, shareholders of the Predecessor Fund voted on a proposal to approve the Agreement and Plan of Reorganization, providing for (i) the acquisition by the Fund of all of the assets and assumption of the liabilities of the Predecessor Fund, in exchange, solely, for shares of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Predecessor Fund; and (iii) the complete liquidation and dissolution of the Predecessor Fund. At the Special Meeting, the proposal was approved by shareholders of the Predecessor Fund as follows:

PROPOSAL	NUMBER OF VOTES FOR	NUMBER OF VOTES AGAINST	NUMBER OF VOTES ABSTAINED
To approve the Agreement and Plan of Reorganization, providing for (i) the acquisition by a newly created series of The RBB Fund, Inc., the F/m Emerald Special Situations ETF, of all of the assets and assumption of the liabilities of the Emerald Insights Fund, in exchange, solely, for shares of the F/m Emerald Special Situations ETF; (ii) the pro rata distribution of such shares to the shareholders of the Emerald Insights Fund; and (iii) the complete liquidation and dissolution of the Emerald Insights Fund.	532,617	0	16,197

Accordingly, shareholders of the Predecessor Fund approved the Agreement and Plan of Reorganization at the Special Meeting on September 11, 2025.

The reorganization contemplated by the Plan of Reorganization occurred as of the close of business on October 3, 2025.

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*		/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	1/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	1/7/2026

By (Signature and Title)*		/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	1/7/2026

*	Print the name and title of each signing officer under his or her signature.